Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes $ in Millions	9 Months Ended
Sep. 30, 2022 CAD ($)
Silver price forward curve [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Key Inputs	● Silver price forward curve
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% higher
Increase (decrease)	$ 15.0
Silver Price Forward Curve One [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% lower
Increase (decrease)	$ (8.8)
Discount Rates (7.9% - 9.2%) [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Key Inputs	● Discount rates (7.9% - 9.2%)
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (17.0)
Discount Rates (7.9% - 9.2%) One [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 19.6
Forecasted Silver Production [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Key Inputs	● Forecasted silver production
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% higher
Increase (decrease)	$ 7.9
Forecasted Silver Production One [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note, reasonably possible changes [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% lower
Increase (decrease)	$ (7.4)